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                                                  Filed Pursuant to Rule 497(j)
                                                  Registration File No. 2-34215

                                  ROPES & GRAY
                             One International Place
                        Boston, Massachusetts 02110-2624
                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7853

                                  July 24, 2002

VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:   Schroder Capital Funds (Delaware) (File No. 811-7811)
               -----------------------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned has been authorized by Schroder Capital Funds (Delaware) (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the Act, and to certify that:

         1. the definitive form of Prospectus dated July 24, 2002 describing the Investor Shares of the Trust does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission; and

         2. the text of the Trust's most recent amendment to its registration statement was filed electronically with the Commission on July 19, 2002 pursuant to Rule 485(b) under the Act.

No fees are required in connection with this filing. Please contact the undersigned at (617) 951-7853 with any questions or comments regarding this matter.

                                             Very truly yours,

                                             /s/ James F. Clark
                                             James F. Clark

JFC

cc:    Kevin Rupert
       Catherine A. Mazza
       Carin F. Muhlbaum, Esq.
       Timothy W. Diggins, Esq.
       David C. Sullivan, Esq.